Summary of Significant Accounting Policies - Additional Information (Detail)				12 Months Ended
	Dec. 22, 2016 USD ($)	Jul. 01, 2015 USD ($)	Jun. 30, 2015 USD ($) shares	Dec. 31, 2016 USD ($) Segment bank	Dec. 31, 2015 USD ($)
Schedule Of Significant Accounting Policies [Line Items]
Number of commercial banks | bank				2
Number of operating segments | Segment				1
Raw materials				$ 382,000
Work-in-process				101,000
Finished goods				$ 177,000
Aggregate cash payments			$ 450,000
Shares issued during period | shares			40,000
Initial payment under purchase agreement		$ 150,000
Committed payment amount			$ 100,000
Payment period one				6 months
Payment period two				12 months
Payment period three				18 months
Payments for royalties	$ 100,000
Amortization				$ 99,343	$ 40,813
Goodwill impairment loss				$ 0
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment				3 years
Estimated useful life				5 years
Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment				5 years
Estimated useful life				12 years